SEGMENT REPORTING - Summary of Financial Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Revenue	$ 178,453	$ 365,547
Cost of revenue	171,366	305,194
Gross profit	7,087	60,353
Selling, general and administrative expenses	67,049	92,736
Restructuring charges	0	11,972
Gain on sale of businesses	(88,930)	0
Income from operations	28,968	(44,355)
Total other income (expense), net	(13,683)	(13,351)
Loss before income taxes and non-controlling interests	15,285	(57,706)
Operating Segment | Servicer and Real Estate
SEGMENT REPORTING
Revenue	113,636	307,727
Cost of revenue	87,427	206,501
Gross profit	26,209	101,226
Selling, general and administrative expenses	12,557	26,026
Restructuring charges		1,347
Gain on sale of businesses	0
Income from operations	13,652	73,853
Total other income (expense), net	8	8
Loss before income taxes and non-controlling interests	13,660	73,861
Operating Segment | Origination
SEGMENT REPORTING
Revenue	59,996	54,433
Cost of revenue	49,012	42,839
Gross profit	10,984	11,594
Selling, general and administrative expenses	5,702	5,823
Restructuring charges		351
Gain on sale of businesses	0
Income from operations	5,282	5,420
Total other income (expense), net	0	0
Loss before income taxes and non-controlling interests	5,282	5,420
Corporate And Eliminations
SEGMENT REPORTING
Revenue	4,821	3,387
Cost of revenue	34,927	55,854
Gross profit	(30,106)	(52,467)
Selling, general and administrative expenses	48,790	60,887
Restructuring charges		10,274
Gain on sale of businesses	(88,930)
Income from operations	10,034	(123,628)
Total other income (expense), net	(13,691)	(13,359)
Loss before income taxes and non-controlling interests	$ (3,657)	$ (136,987)